OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-current Assets
All figures in USD ‘000	2024	2023
Fixture, Furniture and Equipment, Net	749	969
Other property, plant and equipment	1,819	155
Total as of December 31,	2,568	1,124